CONDENSED CONSOLIDATED BALANCE SHEET - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS
Cash and cash equivalents ($516,046 and $439,942 related to variable interest entities ("VIEs"))	$ 1,804,075	$ 1,850,436
Marketable securities, current ($91,295 and $48,155 related to VIEs)	161,134	111,037
Accounts and notes receivable, net ($327,652 and $232,242 related to VIEs)	1,602,751	1,700,224
Contract work in progress ($132,500 and $124,677 related to VIEs)	1,458,533	1,537,289
Other current assets ($9,229 and $24,017 related to VIEs)	574,764	411,284
Total current assets	5,601,257	5,610,270
PROPERTY, PLANT AND EQUIPMENT
Land	82,794	77,985
Buildings and improvements	493,704	490,047
Machinery and equipment	1,501,452	1,364,231
Furniture and fixtures	155,423	157,104
Construction in progress	62,237	50,047
Gross property, plant and equipment	2,295,610	2,139,414
Less accumulated depreciation	1,201,929	1,122,191
Net property, plant and equipment ($44,004 and $53,728 related to VIEs)	1,093,681	1,017,223
Marketable securities, noncurrent	113,622	143,553
Goodwill	564,683	532,239
Investments	878,863	740,385
Deferred taxes	316,472	454,109
Deferred compensation trusts	381,826	348,487
Other ($27,631 and $24,248 related to VIEs)	377,288	370,151
Total other assets	2,632,754	2,588,924
TOTAL ASSETS	9,327,692	9,216,417
CURRENT LIABILITIES
Trade accounts payable ($258,592 and $221,601 related to VIEs)	1,512,740	1,590,506
Revolving credit facility and other borrowings	27,361	82,243
Advance billings on contracts ($361,701 and $263,393 related to VIEs)	874,036	763,774
Accrued salaries, wages and benefits ($32,678 and $35,573 related to VIEs)	706,520	734,649
Other accrued liabilities ($44,211and $32,015 related to VIEs)	453,513	644,857
Total current liabilities	3,574,170	3,816,029
LONG-TERM DEBT DUE AFTER ONE YEAR	1,591,598	1,517,949
NONCURRENT LIABILITIES	669,525	639,608
CONTINGENCIES AND COMMITMENTS
Capital stock
Preferred - authorized 20,000,000 shares ($0.01 par value); none issued
Common - authorized 375,000,000 shares ($0.01 par value); issued and outstanding - 139,918,324 and 139,258,483 shares in 2018 and 2017, respectively	1,399	1,393
Additional paid-in capital	88,222	38,317
Accumulated other comprehensive loss	(402,242)	(496,669)
Retained earnings	3,654,931	3,582,150
Total shareholders' equity	3,342,310	3,125,191
Noncontrolling interests	150,089	117,640
Total equity	3,492,399	3,242,831
TOTAL LIABILITIES AND EQUITY	$ 9,327,692	$ 9,216,417